Shareholders' equity	3 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Shareholders' equity

12. Shareholders’ equity

Ordinary shares

As of September 30, 2022, the Company had 79,411,245 ordinary shares authorized on a fully diluted basis. Each share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Ordinary shareholders are entitled to receive dividends as may be declared by the board of directors. From inception through September 30, 2022, no cash dividends have been declared or paid.